Banking Facility (Tables)	12 Months Ended
Dec. 31, 2021
Banking Facility [Abstract]
Schedule of outstanding balance of banking facility
Lender	Term	Interest rate	Collateral/Guarantee	December 31, 2020	December 31, 2021	December 31, 2021
				RMB	RMB	USD
DBS Bank, Ltd. (“DBS”)	July 8, 2020 to February 28, 2021	DBS Prevailing Cost of Funds +2.5% (Approximately 5%-5.5%)	Guaranteed by Mr. Huang Guanchao (Fe-da Electronics’ former director) and Mr. Lim Tzea (Fe-da Electronics’ general manager and director) and Mr. Lim Tzea’s assigned life insurance	13,049,800	—	—